CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation to Amounts on Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Reconciliation to amounts on the consolidated balance sheets:
Cash and cash equivalents	¥ 3,841,284	$ 526,254	¥ 5,791,333		¥ 4,271,899
Restricted cash	260,273	35,657	267,271		88,796
Total cash, cash equivalents, and restricted cash	¥ 4,101,557	$ 561,911	¥ 6,058,604	$ 830,025	¥ 4,360,695	¥ 2,945,343